[LOGO] STATE STREET RESEARCH

Large-Cap Growth Fund (formerly Growth Fund)
--------------------------------------------------------------------------------
               Semiannual Report to Shareholders
               June 30, 2001


In This Report
                  Investment
                    Update


                                   [GRAPHIC]


                                      plus
                                        The Fund at a Glance
                                        Fund Portfolio and Financials

   Contents

2  6 Month Review
   A look at the fund and its market
   environment over the past 6 months

4  The Fund in Detail
   Portfolio holdings, financials and notes

From the Chairman

Rebound?

After a challenging year for the stock market, investors are hoping that the upswing in the second quarter of 2001 is a sign that the worst is behind us. The economy is still showing signs of weakness, but growth is positive and consumers continue to spend.

[Photo of Richard S. Davis]

Of course, we can't predict what's ahead for the financial markets; but after a period of extreme volatility, we do think it's worth reviewing the investment principles that have guided successful investors for decades: Be patient. Diversify to spread investment risk. And, stick to your regular investment plan. If you're not in the market, you can't benefit when it turns around. These time-tested investment principles may not offer a shortcut to your financial goals, but they describe a road well-traveled by successful investors.

Sincerely,

/s/ Richard S. Davis

Richard S. "Dick" Davis
Chairman
June 30, 2001

[GRAPHIC]

6 Month Review

                           How State Street Research
                        Large-Cap Growth Fund Performed

In a difficult period for growth stocks, State Street Research Large-Cap Growth Fund returned -20.56% for the 6-month period ended June 30, 2001.(1) That was less than the Russell 1000 Growth Index, which returned -14.24% over the same period.(2) The fund also underperformed the Lipper Large-Cap Growth Funds Average, which returned -16.14% for the period.(3)

Reasons for the Fund's Performance
During the first half of 2001 it became apparent that an economic recovery would be slower than expected. Our investments in defensive stocks, such as healthcare and insurance, reflected our outlook for continued weakness in the economy. However, they failed to perform as expected. The fund's drugstore and grocery holdings were hurt by disappointing sales and lower earnings expectations. Other disappointments included consumer discretionary and technology holdings. On a more positive note, gains in Microsoft, Target, General Electric, Citigroup and Clear Channel Communications added to performance.

Looking Ahead
Despite our expectations for continued volatility and a slow economy, our focus on healthcare, consumer discretionary and technology stocks has not changed. We believe these sectors continue to offer superior long-term growth opportunities. We have maintained large positions in Pfizer and Amgen, both healthcare companies with the potential to generate earnings growth independent of the economy. We added to consumer discretionary stocks that we believe could benefit from an economic recovery. Although we decreased our technology weighting, we bought technology leaders Siebel and Mercury Interactive, both with the expectation that they could outperform even in an economic slowdown.

Because financial markets and mutual fund strategies are constantly evolving, it is possible that the fund's holdings, market stance, outlook for various industries or securities and other matters discussed in this report have changed since this information was prepared. Portfolio changes should not be considered recommendations for action by individual investors.

Class A Shares(1)

      -20.56% [DOWN ARROW]

"We continue to focus on healthcare, consumer discretionary and technology."

[Photo of Kennard Woodworth]
Kennard "Pete" Woodworth
Portfolio Manager,
State Street Research
Large-Cap Growth Fund

Russell 1000
Value Index(2)

      -14.24% [DOWN ARROW]


2 State Street Research Large-Cap Growth Fund

[GRAPHIC] The Fund at a Glance as of 6/30/01

State Street Research Large-Cap Growth Fund: A stock fund with a growth approach to large-cap investing.

                         Total Net Assets: $201 million
--------------------------------------------------------------------------------
Hits & Misses

[GRAPHIC]
Microsoft

Favorable developments in the antitrust lawsuits against software giant, Microsoft, plus solid results and important new product roll-outs translated into strong gains for the six-month period.

[GRAPHIC]
EMC

An unexpected sharp decline in second quarter earnings and margins took its toll on EMC, the leading company in data storage. We held onto our position.

Top 10 Holdings

         Issuer/Security                % of fund assets

 1       ACE Limited                                5.1%
 2       Pfizer                                     4.9%
 3       Amgen                                      4.4%
 4       Microsoft                                  4.1%
 5       Clear Channel
         Communications                             4.0%
 6       Citigroup                                  3.9%
 7       General Electric                           3.8%
 8       Analog Devices                             3.7%
 9       Transocean Sedco Forex                     3.7%
10       Omnicom Group                              3.4%
         Total                                     41.0%

See page 7 for more detail.

Performance

Fund average annual total return as of 6/30/01(4, 5, 6)
(at maximum applicable sales charge)

Share Class        1 Year           5 Years       10 Years
------------------------------------------------------------
Class A            -38.74%           3.50%          8.89%
------------------------------------------------------------
Class B(1)         -38.03%           3.74%          8.85%
------------------------------------------------------------
Class B            -37.98%           3.74%          8.85%
------------------------------------------------------------
Class C            -35.99%           3.99%          8.86%
------------------------------------------------------------
Class S            -34.84%           5.02%          9.76%
------------------------------------------------------------

Fund average annual total return as of 6/30/01(5, 6)
(does not reflect sales charge)

Share Class        1 Year           5 Years       10 Years
------------------------------------------------------------
Class A            -35.01%           4.74%          9.54%
------------------------------------------------------------
Class B(1)         -35.48%           3.99%          8.85%
------------------------------------------------------------
Class B            -35.43%           3.99%          8.85%
------------------------------------------------------------
Class C            -35.48%           3.99%          8.86%
------------------------------------------------------------
Class S            -34.84%           5.02%          9.76%
------------------------------------------------------------

Top 5 Industries
by % of fund assets

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A BAR CHART IN THE PRINTED
MATERIAL]

December 31, 2000

Drugs & Biotechnology                           21.1%
Communications Technology                       10.6%
Computer Software                                8.2%
Electronics: Semiconductors/Components           7.8%
Computer Technology                              7.1%

June 30, 2001
Drugs & Biotechnology                           21.5%
Computer Software                               13.0%
Communications Media & Entertainment            10.9%
Electronics: Semiconductors/Components           9.9%
Insurance                                        5.1%

--------------------------------------------------------------------------------
Ticker Symbols
State Street Research Large-Cap Growth Fund
Class A: SGFAX Class B(1): SGFPX* Class B: SGFBX Class C: SGFDX Class S: STSGX*

--------------------------------------------------------------------------------
1  Does not reflect sales charge.

2 The Russell 1000 Growth Index contains only those stocks within the complete Russell 1000 Index (a large-company index) that show above-average growth. The index is unmanaged and does not take transaction charges into consideration. It is not possible to invest directly in the index.

3 The Lipper Large-Cap Growth Funds Average shows the performance of a category of mutual funds with similar goals. The Lipper average shows how well the fund has done compared to competing funds.

4 Performance reflects a maximum 5.75% Class A front-end sales charge, or 5% Class B or B(1) or 1% Class C share contingent deferred sales charge, where applicable.

5 Class B(1) performance reflects Class B performance through December 31, 1998. Class B(1) was introduced on January 1, 1999.

6 Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value. During the period prior to 1993, when shares of the fund were not offered to the general public, the fund was not subject to the cash inflows and higher redemptions and expenses that have occurred during the fund's continuous public offering.

*  Proposed.

[GRAPHIC]
The Fund in Detail

The following pages describe the fund in detail as of the date of this report. They provide a "snapshot" of the fund's holdings at one moment in time (the report date), describe the financial dimensions of its operations for the six months leading up to the report date, and give a summary of operations on a per-share basis for the past five fiscal years. There's also an overview of the fund and its business structure, as well as information on the accounting policies the fund uses in arriving at the figures it presents here.

[GRAPHIC]

Together, the words and numbers in this section offer a comprehensive picture of the fund and its recent activities. In fact, the text and notes on pages 5 to 16 are an integral part of the financial statements, which wouldn't be complete without them.

For more information about the fund's strategies, risks and expenses, refer to the fund's prospectus; you'll need to read it before making any investments.
The prospectus also has more details on the fund's share classes and its policies for shareholder accounts. To obtain a copy of any State Street Research prospectus, see the back cover of this report.

Keep in mind that in annual reports, the portfolio holdings and financial statements are audited, while in semiannual reports they are unaudited.


4 State Street Research Large-Cap Growth Fund

About the Fund
--------------------------------------------------------------------------------

Business Structure

State Street Research Large-Cap Growth Fund is a mutual fund that allows shareholders to pool their assets for investment in a portfolio of securities. This fund is a series of State Street Research Growth Trust, a Massachusetts business trust, and is an open-end management investment company.

Four entities administer the fund's main business functions:

  o The board of trustees oversees the fund with its shareholders' interests in mind and have ultimate responsibility for the fund's activities.

  o The investment manager, State Street Research & Management Company, is responsible for the fund's investment and business activities, and receives the management fee as compensation.

  o The distributor, State Street Research Investment Services, Inc., sells shares of the fund, handles investor inquiries and transaction orders, and provides other shareholder services.

  o The custodian, State Street Bank and Trust Company, holds fund securities, provides data on their market value, and handles related services.

The investment manager and the distributor are subsidiaries of MetLife, Inc. ("MetLife"). State Street Bank and Trust Company is not affiliated with MetLife (the similarity between its name and the names of the investment manager and distributor is coincidental). A majority of the trustees consists of people who are not affiliated with MetLife or any of its subsidiaries. The distributor pays a portion of its fees to MetLife for services it provides, including maintaining the accounts of some investors who hold shares through their firm's employee benefit plans and other sponsored arrangements.

Goal and Strategy

The fund seeks to provide long-term growth of capital. In seeking to achieve its investment objective, the fund invests at least 65% of total assets in stocks and convertible securities that have long-term growth potential.

Share Classes

The fund generally offers four share classes, each with its own sales charge and expense structure. The fund also offers an additional class of shares (Class B), but only to current Class B shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of other State Street Research funds.

Class A shares are subject to an initial sales charge of up to 5.75% and pay annual service and distribution fees equal to 0.30% of average daily net assets. Class B(1) and Class B shares pay annual service and distribution fees of 1.00% and both classes automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) and Class B shares are subject to a contingent deferred sales charge on certain redemptions made within six years and five years of purchase, respectively. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase and shares also pay annual service and distribution fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of the investment manager, and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any service or distribution fees.


            The text and notes are an integral part of the financial statements.

The Fund's Accounting Policies
--------------------------------------------------------------------------------

In keeping with accounting principles generally accepted in the United States, the fund has used the following policies in preparing the portfolio holdings and financial statements in this report:

The fund values all portfolio securities as of the date of this report (or, if that day was not a business day, then the most recent business day). The fund uses the following methods for determining the values of various types of securities:

  o Listed securities -- The fund uses the price of the last sale on a national securities exchange that was quoted before the close of the New York Stock Exchange.

  o Over-the-counter securities -- The fund uses the closing prices quoted on the Nasdaq system. If a security has not traded that day, or if it is not quoted on the Nasdaq system, the value is set at halfway between the closing bid and asked quotations.

  o Securities maturing within 60 days -- The fund adjusts the value of these securities daily, moving them closer to the amount due on maturity as the maturity date approaches.

The fund accounts for each purchase and sale of portfolio securities on the trade date. In calculating realized gains or losses, the fund takes as its cost basis the identified cost of securities sold.

The fund records investment income from portfolio securities as follows:

  o Interest -- The fund accrues interest daily as it earns it.

  o Cash dividends -- The fund accrues these on the ex-dividend date.

The fund may seek additional income by lending portfolio securities to qualified institutions. The fund will receive cash or securities as collateral in the amount equal to at least 100% of the current market value of any loaned securities, plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains or losses. If the borrower fails to return the securities and the collateral has declined in value, the fund could lose money. The fund accounts for income from the lending of its securities by including it in interest income.

The fund distributes its net earnings to its shareholders. The fund calculates these distributions using federal income tax regulations. As a result, they may be different than if the fund used generally accepted accounting principles. The fund distributes its earnings on the following schedule:

  o Dividends from net investment income -- The fund ordinarily declares and pays these annually, if any.

  o Net realized capital gains -- The fund distributes these annually, if any, and may make an additional distribution if tax regulations make it necessary.

If the fund has no earnings to distribute, it will not make a distribution.

The fund does not intend to pay federal income tax. It has elected to be exempt from taxes under Subchapter M of the Internal Revenue Code, in part because it makes distributions as described above.

The fund pays expenses as follows:

  o Expenses attributed to the fund -- The fund pays these directly. Examples include the management fee, transfer agent fee, custodian fee and distribution and service fees.

  o Expenses attributed to the trust of which the fund is a series -- These expenses are divided among all funds in the trust and each fund pays a proportional share. Examples include the legal fees and trustees' fees.

The fund has used certain estimates and assumptions in preparing this report. Although they are necessary in order to follow generally accepted accounting principles, these estimates and assumptions affect several key areas, including the reported amounts of assets and liabilities, and income and expenses. Actual results could differ from those estimates.

The text and notes are an integral part of the financial statements. 6 State Street Research Large-Cap Growth Fund

Portfolio Holdings
--------------------------------------------------------------------------------
June 30, 2001 (unaudited)

The listings that begin on this page detail the fund's investment holdings as of the report date. We have grouped the holdings by asset class and by smaller sub-groups as well. For example, we have grouped this fund's stocks by sector of the economy, and then by specific industry within each sector.

The solid colored circles (1) show the fund's ten largest holdings, with the number in the circle showing where the holding ranks in the top ten.

--------------------------------------------------------------------------------
Notes about specific elements of the financials are called out in boxes such as this.
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
KEY TO SYMBOLS

* Denotes a security which has not paid a dividend during the last year.
--------------------------------------------------------------------------------

     Issuer                                            Shares         Value
     ---------------------------------------------------------------------------

     Common Stocks 99.1% of net assets

     Consumer Discretionary  18.7% of net assets
     ---------------------------------------------------------------------------

     Advertising Agencies 3.4%
(10) Omnicom Group Inc.                                80,000      $6,880,000
                                                                 ------------
     Commercial Services 1.9%
     Cendant Corp.*                                   190,000       3,705,000
                                                                 ------------
     Communications, Media & Entertainment 10.9%
(5)  Clear Channel Communications Inc.*               128,326       8,046,040
     Gemstar International Group Ltd.*                100,000       4,234,000
     Walt Disney Co.                                  180,850       5,224,757
     General Motors Corp. Cl. H*                      215,350       4,360,838
                                                                 ------------
                                                                   21,865,635
                                                                 ------------
     Retail 2.5%
     Target Corp.                                     146,890       5,082,394
                                                                 ------------
     Total Consumer Discretionary                                  37,533,029
                                                                 ------------
     Consumer Staples  5.6% of net assets
     ---------------------------------------------------------------------------

     Beverages 4.2%
     Anheuser-Busch Companies, Inc.                    97,930       4,034,716
     PepsiCo Inc.                                     100,000       4,420,000
                                                                 ------------
                                                                    8,454,716
                                                                 ------------
     Drug & Grocery Store Chains 1.4%
     CVS Corp.                                         74,620       2,880,332
                                                                 ------------
     Total Consumer Staples                                        11,335,048
                                                                 ------------
     Financial Services  9.0% of net assets
     ---------------------------------------------------------------------------

     Insurance 5.1%
(1)  ACE Limited                                      259,840      10,157,146
                                                                 ------------
     Miscellaneous Financial 3.9%
(6)  Citigroup, Inc.                                  150,130       7,932,869
                                                                 ------------
     Total Financial Services                                      18,090,015
                                                                 ------------

            The text and notes are an integral part of the financial statements.

Portfolio Holdings CONTINUED
--------------------------------------------------------------------------------
June 30, 2001 (unaudited)

     Issuer                                            Shares         Value
     ---------------------------------------------------------------------------

     Healthcare  21.5% of net assets
     ---------------------------------------------------------------------------

     Drugs & Biotechnology 21.5%
(3)  Amgen Inc.*                                      142,190      $8,773,123
     Baxter International Inc.                        137,060       6,715,940
     Biogen Inc.*                                      79,000       4,267,580
     Genzyme Corp.*                                    50,000       2,946,500
     Johnson & Johnson                                110,000       5,500,000
(2)  Pfizer Inc.                                      247,570       9,915,178
     Pharmacia Corp.                                  115,380       5,301,711
                                                                 ------------
                                                                   43,420,032
                                                                 ------------
     Total Healthcare                                              43,420,032
                                                                 ------------
     Other 3.8% of net assets
     ---------------------------------------------------------------------------

     Multi-Sector 3.8%
(7)  General Electric Co.                             155,710       7,590,862
                                                                 ------------
     Total Other                                                    7,590,862
                                                                 ------------
     Other Energy 5.4% of net assets
     ---------------------------------------------------------------------------

     Offshore Drilling 3.7%
(9)  Transocean Sedco Forex Inc.                      179,310       7,396,537
                                                                 ------------
     Oil & Gas Producers 1.7%
     Ocean Energy Inc.                                195,470       3,410,952
                                                                 ------------
     Total Other Energy                                            10,807,489
                                                                 ------------
     Producer Durables 4.1% of net assets
     ---------------------------------------------------------------------------

     Production Technology Equipment 2.3%
     KLA-Tencor Corp.*                                 79,300       4,666,012
                                                                 ------------
     Telecommunications Equipment 1.8%
     American Tower Corp. Cl. A*                      171,800       3,551,106
                                                                 ------------
     Total Producer Durables                                        8,217,118
                                                                 ------------
     Technology 30.8% of net assets
     ---------------------------------------------------------------------------

     Communications Technology 1.6%
     Cisco Systems Inc.*                              166,380      $3,219,453
                                                                 ------------
     Computer Software 13.0%
     Amdocs Ltd.*                                      73,450       3,955,283
     Mercury Interactive Corp.*                        77,600       4,746,792
(4)  Microsoft Corp.*                                 116,240       8,347,194
     Siebel Systems Inc.                              104,700       4,979,532
     Veritas Software Co.*                             62,670       4,223,331
                                                                 ------------
                                                                   26,252,132
                                                                 ------------
     Computer Technology 4.7%
     EMC Corp.*                                       176,860       5,137,783
     Sun Microsystems Inc.*                           262,450       4,238,568
                                                                 ------------
                                                                    9,376,351
                                                                 ------------
     Electronics 1.6%
     Applera Corp - Applied Biosystems                 64,890       1,735,807
     Kopin Corp.*                                     136,120       1,509,571
                                                                 ------------
                                                                    3,245,378
                                                                 ------------
     Electronics: Semiconductors/Components 9.9%
(8)  Analog Devices Inc.*                             173,730       7,513,822
     Intel Corp.                                      144,510       4,372,873
     Intersil Holding Corp. Cl. A*                    145,000       4,966,250
     Micron Technology Inc.*                           76,500       3,144,150
                                                                 ------------
                                                                   19,997,095
                                                                 ------------
     Total Technology                                              62,090,409
                                                                 ------------
     Utilities 0.2% of net assets
     ---------------------------------------------------------------------------

     Telecommunications 0.2%
     XO Communications Inc. Cl. A*                    243,350         484,267
                                                                 ------------
     Total Utilities                                                  484,267
                                                                 ------------
     Total Common Stocks                                          199,568,269(1)
                                                                 ------------

--------------------------------------------------------------------------------
(1) The fund paid a total of $172,815,086 for these securities.
--------------------------------------------------------------------------------

The text and notes are an integral part of the financial statements.


8 State Street Research Large-Cap Growth Fund

                                 Coupon   Maturity     Amount of
Issuer                           Rate     Date         Principal     Value
--------------------------------------------------------------------------------

Short-Term Obligations  1.0% of net assets
Citicorp                         4.0%     7/02/2001  $2,108,000    $2,107,760
                                                                 ------------
Total Short-Term Obligations                                        2,107,760(2)
                                                                 ------------

--------------------------------------------------------------------------------
(2) The fund paid a total of $2,107,760 for these securities.
--------------------------------------------------------------------------------

                                             % of
                                           Net Assets
--------------------------------------------------------------------------------

Summary of Portfolio Assets

Total Investments                            100.1%              $201,676,029(3)

Other Assets, Less Liabilities                (0.1%)                 (274,834)
                                             ------              ------------

Net Assets                                   100.0%              $201,401,195
                                             ======              ============

--------------------------------------------------------------------------------
(3) The fund paid a total of $174,922,846 for these securities.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Federal Income Tax Information

At June 30, 2001, the net unrealized appreciation of investments based on cost for federal income tax purposes of $175,077,976 was as follows:

Aggregate gross unrealized appreciation for all investments in
which there is an excess of value over tax cost                   $54,781,859

Aggregate gross unrealized depreciation for all investments in
which there is an excess of tax cost over value                   (28,183,806)
                                                                 ------------
                                                                  $26,598,053
                                                                 ============


            The text and notes are an integral part of the financial statements.

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
June 30, 2001 (unaudited)

This is the fund's balance sheet as of the report date. It shows the fund's total assets, its liabilities and, by subtraction, its net assets. It also shows the share price for each share class as of the report date.

Assets

Investments, at value*                                           $201,676,029(1)
Collateral for securities on loan                                   4,451,433
Dividends and interest receivable                                      57,734
Receivable for fund shares sold                                        39,851
Other assets                                                            3,965
                                                                 ------------
                                                                  206,229,012

Liabilities

Payable for collateral received on securities loaned                4,451,433
Accrued management fee                                                 82,352
Accrued transfer agent and shareholder services                        57,363
Accrued distribution and service fees                                  51,686
Accrued trustees' fees                                                 30,842
Payable for
fund shares redeemed                                                   16,143
Accrued administration fee                                             12,709
Payable to custodian                                                    2,523
Other accrued expenses                                                122,766
                                                                 ------------
                                                                    4,827,817
                                                                 ------------

Net Assets                                                       $201,401,195
                                                                 ============

Net Assets consist of:
  Unrealized appreciation of investments                         $ 26,753,183
  Accumulated net realized loss                                   (14,509,560)
  Paid-in capital                                                 189,157,572
                                                                 ------------
                                                                 $201,401,195(2)
                                                                 ============

* Includes securities on loan valued at $4,364,150

--------------------------------------------------------------------------------
(1) The fund paid a total of $174,922,846 for these securities.
--------------------------------------------------------------------------------
(2)                  Net Asset Value (NAV) of Each Share Class

Except where noted, the NAV is the offering and the redemption price for each class.

Class   Net Assets   /       Number of Shares   =   NAV

A       $ 29,248,435         4,514,015             $6.48*
B(1)    $ 18,332,184         3,081,764             $5.95**
B       $ 34,621,238         5,821,655             $5.95**
C       $  3,923,236           658,981             $5.95**
S       $115,276,102        17,437,344             $6.61

*  Maximum offering price per share = $6.88 ($6.48 / 0.9425)
** When you sell Class B(1), Class B or Class C shares, you receive the net asset value minus deferred sales charge, if any.
--------------------------------------------------------------------------------


The text and notes are an integral part of the financial statements. 10 State Street Research Large-Cap Growth Fund

Statement of Operations
--------------------------------------------------------------------------------
For the six months ended June 30, 2001 (unaudited)

This shows what the fund earned and lost over the report period, and what its expenses were.

Investment Income

Dividends                                                       $    436,193
Interest                                                             141,743(1)
                                                                ------------
                                                                     577,936

Expenses

Management fee                                                       534,554(2)
Transfer agent and shareholder services                              249,990(3)
Custodian fee                                                         66,075
Administration fee                                                    34,697(4)
Registration fees                                                     23,400
Reports to shareholders                                               21,975
Audit fee                                                             15,875
Trustees' fees                                                         8,278(5)
Legal fee                                                              3,045
Distribution and service fees - Class A                               47,945(6)
Distribution and service fees - Class B(1)                            96,141(6)
Distribution and service fees - Class B                              201,091(6)
Distribution and service fees - Class C                               21,886(6)
Miscellaneous                                                          4,000
                                                                ------------
                                                                   1,328,952
Fees paid indirectly                                                 (16,815)(7)
                                                                ------------
                                                                   1,312,137
                                                                ------------
Net investment loss                                                 (734,201)
                                                                ------------

Realized and Unrealized Loss
on Investments

Net realized loss on investments                                 (14,356,651)(8)
Change in unrealized depreciation
  of investments                                                 (39,294,455)
                                                                ------------
Net loss on investments                                          (53,651,106)
                                                                ------------
Net decrease in net assets resulting
  from operations                                               ($54,385,307)
                                                                ============

--------------------------------------------------------------------------------
(1) Includes $40,278 in income from the lending of portfolio securities. As of the report date, the fund had a total of $4,364,150 of securities out on loan and was holding a total of $4,451,433 in cash collateral (consisting entirely of cash collateral invested in AIM Liquid Assets Portfolio) related to those loans.
--------------------------------------------------------------------------------
(2)  The management fee is 0.475% of fund net assets, annually.
--------------------------------------------------------------------------------
(3) Includes a total of $121,643 paid to the distributor for the services it provided and to MetLife for similar services it provided, including maintaining the accounts of some investors who hold shares through the firm's employee benefit plans and other sponsored arrangements. Total shareholder service costs are allocated to each fund in the same ratios as the transfer agent costs.
--------------------------------------------------------------------------------
(4) Payments made to the investment manager for certain administrative costs incurred in providing other assistance and services to the fund. The fee is based on a fixed amount that has been allocated equally among the State Street Research funds.
--------------------------------------------------------------------------------
(5) Paid only to trustees who aren't currently affiliated with the adviser (the fund doesn't pay trustees' fees to affiliated trustees).
--------------------------------------------------------------------------------
(6) Payments made to the distributor under the fund's 12b-1 plans. The fees cover personal services and the maintenance of shareholder accounts. The fees also cover distribution and marketing expenditures for the sale of fund shares.
--------------------------------------------------------------------------------
(7)  Represents transfer agents credits earned from uninvested cash balances.
--------------------------------------------------------------------------------
(8) To earn this, the fund sold $66,956,497 of securities. During this same period, the fund also bought $53,806,791 worth of securities. These figures don't include short-term obligations or U.S. government securities.
--------------------------------------------------------------------------------

            The text and notes are an integral part of the financial statements.

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

This shows how the fund's size changed over the report period, including changes that resulted from investment performance as well as those that resulted from shareholders buying and selling fund shares.

                                                               Six months ended
                                                  Year ended     June 30, 2001
                                               December 31, 2000  (unaudited)
--------------------------------------------------------------------------------
Increase (Decrease) in Net Assets

Operations:
Net investment loss                               ($1,527,405)     ($734,201)
Net realized gain (loss)
  on investments                                   56,917,071    (14,356,651)
Change in unrealized
  depreciation of investments                    (101,664,633)   (39,294,455)
                                                 ---------------------------
Net decrease resulting
  from operations                                 (46,274,967)   (54,385,307)
                                                 ---------------------------
Distributions from capital gains:
  Class A                                          (6,680,649)      (704,056)
  Class B(1)                                       (3,932,288)      (467,250)
  Class B                                          (9,665,031)      (964,668)
  Class C                                            (962,077)      (105,092)
  Class S                                         (30,342,044)    (2,840,017)
                                                 ---------------------------
                                                  (51,582,089)    (5,081,083)
                                                 ---------------------------
Net increase (decrease)
  from fund share transactions                     31,017,809     (6,432,553)(1)
                                                 ---------------------------
Total decrease in net assets                      (66,839,247)   (65,898,943)

Net Assets

Beginning of period                               334,139,385    267,300,138
                                                 ---------------------------
End of period                                    $267,300,138   $201,401,195
                                                 ===========================


The text and notes are an integral part of the financial statements. 12 State Street Research Large-Cap Growth Fund

--------------------------------------------------------------------------------
(1) These transactions break down by share class as follows:

                                                                                            Six months ended
                                                              Year ended                      June 30, 2001
                                                           December 31, 2000                    (unaudited)
                                                       -----------------------------------------------------------
Class A                                                  Shares        Amount             Shares         Amount
==================================================================================================================
Shares sold                                             4,985,447    $ 60,172,282        1,304,376    $ 10,009,897*
Issued upon reinvestment of
  distributions from capital gains                        765,536       6,490,564          110,894         681,995
Shares redeemed                                        (4,231,431)    (51,356,288)      (1,407,546)    (10,620,260)
                                                       -----------------------------------------------------------
Net increase                                            1,519,552    $ 15,306,558            7,724    $     71,632
                                                       -----------------------------------------------------------

Class B(1)                                               Shares        Amount             Shares         Amount
==================================================================================================================
Shares sold                                             1,617,570    $ 18,335,811          572,369    $  3,796,600**
Issued upon reinvestment of
  distributions from capital gains                        493,953       3,864,234           81,298         460,884
Shares redeemed                                          (224,600)     (2,562,189)        (312,087)     (2,032,376)***
                                                       -----------------------------------------------------------
Net increase                                            1,886,923    $ 19,637,856          341,580    $  2,225,108
                                                       -----------------------------------------------------------

Class B                                                  Shares        Amount             Shares         Amount
==================================================================================================================
Shares sold                                             1,201,357    $ 13,563,204          146,740    $  1,007,551**
Issued upon reinvestment of
  distributions from capital gains                      1,145,463       8,984,223          161,090         915,625
Shares redeemed                                        (1,183,964)    (13,360,102)        (927,096)     (6,133,917)***
                                                       -----------------------------------------------------------
Net increase (decrease)                                 1,162,856    $  9,187,325         (619,266)   ($ 4,210,741)
                                                       -----------------------------------------------------------

Class C                                                  Shares        Amount             Shares         Amount
==================================================================================================================
Shares sold                                               111,779    $  1,180,589           60,754    $    408,093**
Issued upon reinvestment of
  distributions from capital gains                        115,110         902,708           17,538          98,771
Shares redeemed                                           (96,764)     (1,034,960)         (82,969)       (538,468)****
                                                       -----------------------------------------------------------
Net increase (decrease)                                   130,125    $  1,048,337           (4,677)   ($    31,604)
                                                       -----------------------------------------------------------

Class S                                                  Shares        Amount             Shares         Amount
==================================================================================================================
Shares sold                                                72,707    $    900,287            5,811    $     42,534
Issued upon reinvestment of
  distributions from capital gains                      1,431,329      12,383,407          200,425       1,258,702
Shares redeemed                                        (2,173,075)    (27,445,961)        (789,190)     (5,788,184)
                                                       -----------------------------------------------------------
Net decrease                                             (669,039)   ($14,162,267)        (582,954)   ($ 4,486,948)
                                                       -----------------------------------------------------------

      The trustees have the authority to issue an unlimited number of fund shares, with a $.001 par value per share.

* Sales charges collected by the distributor and MetLife were $6,569 and $35,861.

** Like all broker-dealers, MetLife received commissions that were calculated as a percentage of these sales, but the commissions of $103,328 and $78 for Class B(1) and Class C, were paid by the distributor, not the fund.

*** Includes $17,804 and $12,764 in deferred sales charges collected by the distributor for Class B(1) and Class B.

****  Includes $73 in deferred sales charges collected by the distributor.
--------------------------------------------------------------------------------


            The text and notes are an integral part of the financial statements.

Financial Highlights
--------------------------------------------------------------------------------
These provide a summary of each share class's financial performance.


                                                                                     Class A
                                                ==============================================================================
                                                                    Years ended December 31                  Six months ended
                                                -----------------------------------------------------------   June 30, 2001
Per-Share Data                                   1996(a)      1997(a)      1998(a)      1999(a)      2000(a)  (unaudited)(a)
==============================================================================================================================
Net asset value, beginning of period ($)          7.02         7.17         7.07         8.90        11.86         8.37
                                                 -----        -----        -----        -----       ------       ------
  Net investment loss ($)                        (0.03)       (0.00)       (0.03)       (0.03)       (0.05)       (0.02)
  Net realized and unrealized gain
    (loss) on investments ($)                     0.93         0.68         1.86         3.47        (1.62)       (1.71)
                                                 -----        -----        -----        -----       ------       ------
Total from investment operations ($)              0.90         0.68         1.83         3.44        (1.67)       (1.73)
                                                 -----        -----        -----        -----       ------       ------
  Distributions from capital gains ($)           (0.75)       (0.78)       (0.00)       (0.48)       (1.82)       (0.16)
                                                 -----        -----        -----        -----       ------       ------
Total distributions ($)                          (0.75)       (0.78)       (0.00)       (0.48)       (1.82)       (0.16)
                                                 -----        -----        -----        -----       ------       ------
Net asset value, end of period ($)                7.17         7.07         8.90        11.86         8.37         6.48
                                                 =====        =====        =====        =====       ======       ======
Total return (%)(b)                              12.65        10.14        25.90        38.98       (14.22)      (20.56)(d)

Ratios/Supplemental Data
==============================================================================================================================
Net assets at end of period ($ thousands)       15,181       16,470       21,098       35,418       37,696       29,248
Expense ratio (%)                                 0.90         0.93         0.97         0.91         0.98         1.15(e)
Expense ratio after expense reductions (%)        0.90         0.93         0.96         0.90         0.98         1.14(e)
Ratio of net investment loss to average
  net assets (%)                                 (0.34)       (0.05)       (0.37)       (0.32)       (0.44)       (0.62)(e)
Portfolio turnover rate (%)                     237.85       258.99        39.27        42.19        44.94        23.45

                                                                                                     Class B(1)
                                                                                      ========================================

                                                                                     Years ended December 31  Six months ended
                                                                                     ------------------------   June 30, 2001
Per-Share Data                                                                          1999(a)(c)   2000(a)    (unaudited)(a)
==============================================================================================================================
Net asset value, beginning of period ($)                                                 8.47        11.19         7.73
                                                                                        -----       ------       ------
  Net investment loss ($)                                                               (0.10)       (0.13)       (0.04)
  Net realized and unrealized gain (loss) on investments ($)                             3.30        (1.51)       (1.58)
                                                                                        -----       ------       ------
Total from investment operations ($)                                                     3.20        (1.64)       (1.62)
                                                                                        -----       ------       ------
  Distributions from capital gains ($)                                                  (0.48)       (1.82)       (0.16)
                                                                                        -----       ------       ------
Total distributions ($)                                                                 (0.48)       (1.82)       (0.16)
                                                                                        -----       ------       ------
Net asset value, end of period ($)                                                      11.19         7.73         5.95
                                                                                        =====       ======       ======
Total return (%)(b)                                                                     38.13(d)    (14.82)      (20.84)(d)

Ratios/Supplemental Data
==============================================================================================================================
Net assets at end of period ($ thousands)                                               9,548       21,170       18,332
Expense ratio (%)                                                                        1.66(e)      1.70         1.85(e)
Expense ratio after expense reductions (%)                                               1.65(e)      1.70         1.84(e)
Ratio of net investment loss to average net assets (%)                                  (1.05)(e)    (1.16)       (1.33)(e)
Portfolio turnover rate (%)                                                             42.19        44.94        23.45

The text and notes are an integral part of the financial statements. 14 State Street Research Large-Cap Growth Fund

                                                                                     Class B
                                                ==============================================================================
                                                                    Years ended December 31                  Six months ended
                                                -----------------------------------------------------------   June 30, 2001
Per-Share Data                                   1996(a)      1997(a)      1998(a)      1999(a)      2000(a)  (unaudited)(a)
==============================================================================================================================
Net asset value, beginning of period ($)          6.89         6.96         6.79         8.47        11.18         7.73
                                                 -----        -----        -----        -----       ------       ------
  Net investment loss ($)                        (0.08)       (0.06)       (0.08)       (0.10)       (0.13)       (0.04)
  Net realized and unrealized gain
    (loss) on investments ($)                     0.90         0.67         1.76         3.29        (1.50)       (1.58)
                                                 -----        -----        -----        -----       ------       ------
Total from investment operations ($)              0.82         0.61         1.68         3.19        (1.63)       (1.62)
                                                 -----        -----        -----        -----       ------       ------
  Distributions from capital gains ($)           (0.75)       (0.78)       (0.00)       (0.48)       (1.82)       (0.16)
                                                 -----        -----        -----        -----       ------       ------
Total distributions ($)                          (0.75)       (0.78)       (0.00)       (0.48)       (1.82)       (0.16)
                                                 -----        -----        -----        -----       ------       ------
Net asset value, end of period ($)                6.96         6.79         8.47        11.18         7.73         5.95
                                                 =====        =====        =====        =====       ======       ======
Total return (%)(b)                              11.73         9.44        24.76        38.01       (14.74)      (20.84)(d)

Ratios/Supplemental Data
==============================================================================================================================
Net assets at end of period ($ thousands)       31,119       36,442       42,379       59,019       49,759       34,621
Expense ratio (%)                                 1.65         1.68         1.72         1.66         1.70         1.85(e)
Expense ratio after expense reductions (%)        1.65         1.68         1.71         1.65         1.70         1.84(e)
Ratio of net investment loss to average
  net assets (%)                                 (1.07)       (0.82)       (1.13)       (1.07)       (1.15)       (1.33)(e)
Portfolio turnover rate (%)                     237.85       258.99        39.27        42.19        44.94        23.45

                                                                                     Class C
                                                ==============================================================================
                                                                    Years ended December 31                  Six months ended
                                                -----------------------------------------------------------   June 30, 2001
Per-Share Data                                   1996(a)      1997(a)      1998(a)      1999(a)      2000(a)  (unaudited)(a)
==============================================================================================================================
Net asset value, beginning of period ($)          6.88         6.95         6.78         8.47        11.18         7.73
                                                 -----        -----        -----        -----       ------       ------
  Net investment loss ($)                        (0.08)       (0.06)       (0.08)       (0.10)       (0.13)       (0.04)
  Net realized and unrealized gain
    (loss) on investments ($)                     0.90         0.67         1.77         3.29        (1.50)       (1.58)
                                                 -----        -----        -----        -----       ------       ------
Total from investment operations ($)              0.82         0.61         1.69         3.19        (1.63)       (1.62)
                                                 -----        -----        -----        -----       ------       ------
  Distributions from capital gains ($)           (0.75)       (0.78)       (0.00)       (0.48)       (1.82)       (0.16)
                                                 -----        -----        -----        -----       ------       ------
Total distributions ($)                          (0.75)       (0.78)       (0.00)       (0.48)       (1.82)       (0.16)
                                                 -----        -----        -----        -----       ------       ------
Net asset value, end of period ($)                6.95         6.78         8.47        11.18         7.73         5.95
                                                 =====        =====        =====        =====       ======       ======
Total return (%)(b)                              11.89         9.30        24.94        38.01       (14.74)      (20.84)(d)

Ratios/Supplemental Data
==============================================================================================================================
Net assets at end of period ($ thousands)        5,584        4,562        4,727        5,967        5,128        3,923
Expense ratio (%)                                 1.65         1.68         1.72         1.66         1.70         1.85(e)
Expense ratio after expense reductions (%)        1.65         1.68         1.71         1.65         1.70         1.84(e)
Ratio of net investment loss to average
  net assets (%)                                 (1.07)       (0.79)       (1.13)       (1.07)       (1.15)       (1.33)(e)
Portfolio turnover rate (%)                     237.85       258.99        39.27        42.19        44.94        23.45

(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges.
(c) January 1, 1999 (commencement of share class) to December 31, 1999.
(d) Not annualized
(e) Annualized

            The text and notes are an integral part of the financial statements.

Financial Highlights  continued

                                                                                     Class S
                                                ==============================================================================
                                                                    Years ended December 31                  Six months ended
                                                -----------------------------------------------------------   June 30, 2001
Per-Share Data                                   1996(a)      1997(a)      1998(a)      1999(a)      2000(a)  (unaudited)(a)
==============================================================================================================================
Net asset value, beginning of period ($)          7.02         7.18         7.11         8.97        12.00         8.52
                                                 -----        -----        -----        -----       ------       ------
  Net investment income (loss) ($)               (0.00)        0.01        (0.01)       (0.01)       (0.02)       (0.01)
  Net realized and unrealized gain
    (loss) on investments ($)                     0.92         0.70         1.87         3.52        (1.64)       (1.74)
                                                 -----        -----        -----        -----       ------       ------
Total from investment operations ($)              0.92         0.71         1.86         3.51        (1.66)       (1.75)
                                                 -----        -----        -----        -----       ------       ------
  Dividend from net investment income ($)        (0.01)          --           --           --           --           --
  Distributions from capital gains ($)           (0.75)       (0.78)       (0.00)       (0.48)       (1.82)       (0.16)
                                                 -----        -----        -----        -----       ------       ------
Total distributions ($)                          (0.76)       (0.78)       (0.00)       (0.48)       (1.82)       (0.16)
                                                 -----        -----        -----        -----       ------       ------
Net asset value, end of period ($)                7.18         7.11         8.97        12.00         8.52         6.61
                                                 =====        =====        =====        =====       ======       ======
Total return (%) (b)                             12.74        10.54        26.18        39.46       (13.99)      (20.43)(d)

Ratios/Supplemental Data
==============================================================================================================================
Net assets at end of period ($ thousands)      177,147      164,689      178,691      224,188      153,547      115,276
Expense ratio (%)                                 0.65         0.68         0.72         0.66         0.70         0.85(e)
Expense ratio after expense reductions (%)        0.65         0.68         0.71         0.65         0.70         0.84(e)
Ratio of net investment income (loss)
  to average net assets (%)                      (0.06)        0.19        (0.13)       (0.07)       (0.15)       (0.33)(e)
Portfolio turnover rate (%)                     237.85       258.99        39.27        42.19        44.94        23.45

(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges.
(c) January 1, 1999 (commencement of share class) to December 31, 1999.
(d) Not annualized
(e) Annualized

The text and notes are an integral part of the financial statements. 16 State Street Research Large-Cap Growth Fund

Board of Trustees


Richard S. Davis
Chairman of the Board,
President and Chief Executive Officer,
State Street Research & Management Company

Bruce R. Bond
Former Chairman of the Board,
Chief Executive Officer and President,
PictureTel Corporation

Steve A. Garban
Former Senior Vice President
for Finance and Operations and Treasurer, The Pennsylvania State University

Dean O. Morton
Former Executive Vice President,
Chief Operating Officer and Director,
Hewlett-Packard Company

Susan M. Phillips
Dean, School of Business and Public Management,
George Washington University; former Member of the Board of
Governors of the Federal Reserve System and Chairman and
Commissioner of the Commodity Futures
Trading Commission

Toby Rosenblatt
President, Founders Investments Ltd.

Michael S. Scott Morton
Jay W. Forrester Professor of Management,
Sloan School of Management,
Massachusetts Institute of Technology

Glossary


12b-1 fees - Fees paid from mutual fund assets for personal services and for the maintenance of shareholder accounts and distribution and marketing expenses. The fees are named after the SEC rule that permits them.

Average shares method - The practice of basing a fund's calculations for a given period on the average number of shares that were outstanding during that period.

Nasdaq - The stock price quotation system operated by the National Association of Securities Dealers. The Nasdaq system operates as a clearing house for transaction data about stocks that are traded "over the counter" around the U.S.

New York Stock Exchange - The largest stock exchange in the United States, and the place where many of the largest company stocks are listed. Unlike the Nasdaq system, the NYSE is a physical exchange, with all trading occurring on the exchange's trading floor on Wall Street.

Principal Amount - With bonds and certain other debt securities, the amount of the underlying principal of the security. When the security matures, the issuer is obligated to repay this amount to the holder of the security. Also called "face value" or "par value."


The text and notes are an integral part of the financial statements. 18 State Street Research Large-Cap Growth Fund

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---------------------------------------
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our shareholder newsletter, visit our
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FYI
--------------------------------------------------------------------------------
Did you know that you can give a State Street Research mutual fund as a gift? Call a service center representative at 1-87-SSR-FUNDS (1-877-773-8637), Monday
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---------------------------
           [LOGO]
           DALBAR
   HONORS COMMITMENT TO:
         INVESTORS
            2000
---------------------------
 for Excellence in Service

(1)   Formerly State Street Research Growth Fund.

(2)   Formerly State Street Research Alpha Fund.

(3)   Formerly State Street Research Argo Fund.

(4)   Formerly State Street Research Galileo Fund.

(5) Distribution is now limited. Contact State Street Research for more details.

(6) An investment in the State Street Research Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

--------------------------------------------------------------------------------

This report must be accompanied or preceded by a current State Street Research Large-Cap Growth Fund prospectus. When used after September 30, 2001 this report must be accompanied by a current Quarterly Performance Update.

To obtain a prospectus of any State Street Research fund call 1-87-SSR-FUNDS (1-877-773-8637). The prospectus contains more complete information, including sales charges and expenses. Please read the prospectus carefully before investing or sending money.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industrywide.

State Street Research
Spectrum of Funds
--------------------------------------------------------------------------------


AGGRESSIVE

EQUITY FUNDS
------------

Global Resources Fund
Health Sciences Fund
Emerging Growth Fund
Mid-Cap Growth Fund
Concentrated International Fund
Concentrated Growth Fund
Large-Cap Growth Fund(1)
Aurora Fund(5)
Mid-Cap Value Fund(2)
Large-Cap Value Fund(3)
International Equity Fund
Large-Cap Analyst Fund(4)
Investment Trust
Legacy Fund
Strategic Growth & Income Fund
Strategic Income Plus Fund(5)


FIXED INCOME FUNDS
------------------

High Income Fund
Strategic Income Fund
New York Tax-Free Fund(5)
Tax-Exempt Fund
Government Income Fund
Money Market Fund(6)

CONSERVATIVE



(C)2001 State Street Research Investment Services, Inc., One Financial Center, Boston, MA 02111-2690

CONTROL NUMBER:(exp0802)SSR-LD                                     LCG-2190-0801